ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
ACCOUNTING POLICIES [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions and for short-term borrowings.

INTEREST BEARING DEPOSITS
INTEREST BEARING DEPOSITS — Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank.

INTEREST BEARING DEPOSITS - TIME — Interest bearing deposits - time consist of deposits with original maturities of 3 months or more.

LOANS HELD FOR SALE
LOANS HELD FOR SALE — Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value adjustments, as well as realized gains and losses, are recorded in current earnings.  Certain portfolio loans were reclassified to held for sale as of December 31, 2018 and are carried at the lower of cost or fair value on an aggregate loan basis.

OPERATING SEGMENTS
OPERATING SEGMENTS — While chief decision-makers monitor the revenue streams of our various products and services, operations are managed and financial performance is evaluated as one single unit. Discrete financial information is not available other than on a consolidated basis for material lines of business.

CAPITALIZED MORTGAGE LOAN SERVICING RIGHTS
CAPITALIZED MORTGAGE LOAN SERVICING RIGHTS — During the first quarter of 2017, we adopted the fair value method of accounting for our capitalized mortgage loan servicing rights pursuant to Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification topic 860 – ‘‘Transfers and Servicing’’. Prior to January 1, 2017, we were accounting for our capitalized mortgage loan servicing rights under the amortization method. We adopted the fair value method using a modified retrospective adjustment to beginning accumulated deficit.

We recognize as separate assets the rights to service mortgage loans for others. The fair value of capitalized mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. Under the fair value method we measure capitalized mortgage loan servicing rights at fair value at each reporting date and report changes in fair value of capitalized mortgage loan servicing rights in earnings in the period in which the changes occur and are included in mortgage loan servicing, net in the Consolidated Statements of Operations. The fair values of capitalized mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses. Prior to January 1, 2017, capitalized mortgage loan servicing rights were amortized in proportion to and over the period of estimated net loan servicing income. We assessed capitalized mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used included interest rate, term and type. Amortization of and changes in the impairment reserve on capitalized mortgage loan servicing rights were included in mortgage loan servicing, net in the Consolidated Statements of Operations.

Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding fair value changes or amortization of and changes in the impairment reserve on capitalized mortgage loan servicing rights, totaled $5.5 million, $4.4 million and $4.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS
TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES
SECURITIES — We classify our securities as equity, trading, held to maturity or available for sale. Equity securities are investments in certain preferred stocks and are reported at fair value with realized and unrealized gains and losses included in earnings. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. We reclassified certain preferred stocks previously reported as trading to equity securities pursuant to the adoption of Accounting Standards Update (“ASU”) 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities” at January 1, 2018 (see additional discussion below).  As a result we did not have any trading securities at December 31, 2018.  Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2018 and 2017. Securities available for sale represent those securities not classified as equity, trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for other than temporary impairment (‘‘OTTI’’) at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis.

FEDERAL HOME LOAN BANK ("FHLB") STOCK
FEDERAL HOME LOAN BANK (‘‘FHLB’’) STOCK — Our Bank subsidiary is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.

FEDERAL RESERVE BANK ("FRB") STOCK
FEDERAL RESERVE BANK (‘‘FRB’’) STOCK — Our Bank subsidiary is a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.

LOAN REVENUE RECOGNITION
LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general, the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower’s capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management’s opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION
PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION — Payment plan receivables were acquired by Mepco at a discount which was accreted into interest income – interest and fees on loans in the Consolidated Statements of Operations over the life of the receivable computed on a level-yield method.

ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES — Portfolios are disaggregated into segments for purposes of determining the allowance for loan losses (‘‘AFLL’’) which include commercial, mortgage and installment loans. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) income producing – real estate, (ii) land, land development and construction – real estate and (iii) commercial and industrial. Classes within the mortgage loan segment include (i) 1-4 family, (ii) resort lending, (iii) home equity – 1st lien and (iv) home equity – 2nd lien. Classes within the installment loan segment include (i) home equity – 1st lien, (ii) home equity – 2nd lien, (iii) boat lending, (iv) recreational vehicle lending, and (v) other. Commercial loans are subject to adverse market conditions which may impact the borrower’s ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the AFLL by portfolio segment and credit quality information by class, see note #4.

Some loans will not be repaid in full. Therefore, an AFLL is maintained at a level which represents our best estimate of losses incurred. In determining the AFLL and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated commercial loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial, mortgage and installment loans are allocated AFLL amounts using this first element. The second AFLL element (other adversely rated commercial loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Commercial loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate (‘‘loss given default’’). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. The third AFLL element (historical loss allocations) is determined by assigning allocations to higher rated (‘‘non-watch credit’’) commercial loans using a probability of default and loss given default similar to the second AFLL element and to homogenous mortgage and installment loan groups based upon borrower credit score and portfolio segment. For homogenous mortgage and installment loans a probability of default for each homogenous pool is calculated by way of credit score migration. Historical loss data for each homogenous pool coupled with the associated probability of default is utilized to calculate an expected loss allocation rate. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to reasonably ensure that the overall AFLL appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the overall loan portfolio.

Increases in the AFLL are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the AFLL to specific loans and loan portfolios, the entire AFLL is available for incurred losses.

We generally charge-off commercial, homogenous residential mortgage and installment loans (and payment plan receivables prior to the sale of Mepco) when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the AFLL.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter, are evaluated for impairment. Those loans included in each mortgage loan or installment loan class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (‘‘TDR’’) and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class (and each payment plan receivable class prior to the sale of Mepco), are collectively evaluated for impairment and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan’s effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral. A loan can be removed from TDR status if it is subsequently restructured and the borrower is no longer experiencing financial difficulties and the newly restructured agreement does not contain any concessions to the borrower. The new agreement must specify market terms, including a contractual interest rate not less than a market interest rate for new debt with similar credit risk characteristics, and other terms no less favorable to us than those we would offer for similar new debt.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE
BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 266 lives (who were salaried employees at the time we purchased the contract) in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS
OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the AFLL. Expense incurred in maintaining other real estate and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in net (gains) losses on other real estate and repossessed assets in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLES
OTHER INTANGIBLES — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

GOODWILL
GOODWILL — Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life is not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed.  We have selected December 31 as the date to perform the annual impairment test. Goodwill is the only intangible asset with an indefinite life on our Consolidated Statements of Financial Condition.

INCOME TAXES
INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is ‘‘more likely than not’’ that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS
COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS — Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our AFLL. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expense - other in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (‘‘Fair Value Hedge’’), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (‘‘Cash Flow Hedge’’), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income (loss) and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. We did not have any Fair Value Hedges at December 31, 2018 or 2017. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. For instruments with no hedging designation, the gain or loss on the derivative is reported in earnings. These free standing instruments currently consist of (i) mortgage banking related derivatives and include rate-lock loan commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and mandatory forward commitments for the future delivery of these mortgage loans, (ii) certain pay-fixed and pay-variable interest rate swap agreements related to commercial loan customers and (iii) certain purchased and written options related to a time deposit product. The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets. We enter into mandatory forward commitments for the future delivery of mortgage loans generally when interest rate locks are entered into in order to hedge the change in interest rates resulting from our commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on mortgage loans in the Consolidated Statements of Operations. Fair values of the pay-fixed and pay-variable interest rate swap agreements are derived from proprietary models which utilize current market data and are included in net interest income in the Consolidated Statements of Operations. Fair values of the purchased and written options are based on prices of financial instruments with similar characteristics and are included in net interest income in the Consolidated Statements of Operations.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest expense in the Consolidated Statements of Operations. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income (mortgage banking related derivatives) or net interest income (interest rate swap agreements and options) in the Consolidated Statements of Operations. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

We formally document the relationship between derivatives and hedged items, as well as the risk- management objective and the strategy for undertaking hedge transactions, at the inception of the hedging relationship. This documentation includes linking Fair Value or Cash Flow Hedges to specific assets and liabilities on the Consolidated Statements of Financial Condition or to specific firm commitments or forecasted transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded in earnings. When a Fair Value Hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a Cash Flow Hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income (loss) are amortized into earnings over the same periods which the hedged transactions will affect earnings.

COMPREHENSIVE INCOME
COMPREHENSIVE INCOME — Comprehensive income consists of net income and unrealized gains and losses, net of tax, on securities available for sale and derivative instruments classified as cash flow hedges.

NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE — Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted net income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the assumed exercise of stock options, restricted stock units, performance share units and stock units for a deferred compensation plan for non-employee directors.

SHARE BASED COMPENSATION
SHARE BASED COMPENSATION — Cost is recognized for non-vested share awards issued to employees based on the fair value of these awards at the date of grant. A simulation analysis which considers potential outcomes for a large number of independent scenarios is utilized to estimate the fair value of performance share units and the market price of our common stock at the date of grant is used for other non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Forfeitures are recognized as they occur.  Cost is also recognized for stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK
COMMON STOCK — At December 31, 2018, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan and 0.8 million shares of common stock were reserved for issuance under our long-term incentive plans.

RECLASSIFICATION	RECLASSIFICATION — Certain amounts in the 2017 and 2016 consolidated financial statements have been reclassified to conform to the 2018 presentation.
ADOPTION OF NEW ACCOUNTING STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS — In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, (“ASU 2014-09”). This ASU supersedes and replaces nearly all existing revenue recognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis for deciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improves disclosures about revenue. In addition, this ASU specifies the accounting for some costs to obtain or fulfill a contract with a customer.  We adopted this ASU using the modified retrospective approach with no impact to our accumulated deficit at January 1, 2018.  Financial instruments for the most part and related contractual rights and obligations which are the sources of the majority of our operating revenue are excluded from the scope of this amended guidance.  Those operating revenue streams that are included in the scope of this amended guidance were not materially impacted.  Results for reporting periods beginning after January 1, 2018 are presented under this ASU while prior period amounts continue to be reported in accordance with legacy GAAP.  The impact of the adoption of this ASU on our Consolidated Statements of Operations for the year ending December 31, 2018 is summarized in the table below.  See note #25.

The impact of the adoption of ASU 2014-09 on our Consolidated Statement of Operations follows:

	As Reported	Under Legacy GAAP	Impact of ASU 2014-09
	(In thousands)

Non-interest income - Interchange income	$9,905	$8,434	$1,471	(1)

Non-interest expense - interchange expense	$2,702	$1,231	1,471	(1)
Impact on net income			$-

(1)	Represents certain costs charged by payment networks that were previously netted against interchange income.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”.  This ASU amends existing guidance related to the accounting for certain financial assets and liabilities. These amendments, among other things, require equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset and eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This amended guidance was effective for us on January 1, 2018.  The adoption of this ASU did not have a material impact on our consolidated operating results or financial condition.  As a result of the adoption of this ASU our equity securities previously classified as trading securities are now classified as equity securities at fair value on our December 31, 2018 Consolidated Statement of Financial Condition.  In addition, this amended guidance impacted certain fair value disclosure items (see note #21).

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805), Clarifying the Definition of a Business”.  This new ASU clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses which distinction determines whether goodwill is recorded or not. This amended guidance was effective for us on January 1, 2018, and did not have a material impact on our consolidated operating results or financial condition.

In January 2017, the FASB issued ASU 2017-4, “Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment”.  This new ASU amends the requirement that entities compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, entities should perform their annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment if the carrying amount exceeds the reporting unit’s fair value. This amended guidance is effective for us on January 1, 2020 with early application permitted. Due to our recent acquisition (see note #26) and expectations this ASU would be relevant to us in 2018 we elected to adopt this amended guidance as of January 1, 2018. The adoption of this ASU did not have a material impact on our consolidated operating results or financial condition.

In February 2018, the FASB issued ASU 2018-02, ‘‘Income Statement – Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income’’. This new ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. As a result, this amended guidance eliminates the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. This amended guidance is effective for us on January 1, 2019, with early application permitted in any period for which financial statements have not yet been issued.  We elected to adopt this amended guidance during the fourth quarter of 2017 and it resulted in a $0.04 million reclassification between accumulated other comprehensive loss and accumulated deficit.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, “Leases (Topic 842)”.  This ASU amends existing guidance related to the accounting for leases. These amendments, among other things, require lessees to account for most leases on the balance sheet while recognizing expense on the income statement in a manner similar to existing guidance.  For lessors the guidance modifies the classification criteria and the accounting for sales-type and direct finance leases. This amended guidance was effective for us on January 1, 2019 and did not have a material impact on our consolidated operating results or financial condition.  Based on a review of our operating leases that we currently have in place we do not expect a material change in the recognition, measurement and presentation of lease expense or impact on cash flow.  The primary impact is the recognition of certain operating leases on our Consolidated Statements of Financial Condition which resulted in the recording of right to use assets and offsetting lease liabilities each totaling approximately $8.8 million at January 1, 2019.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This ASU will replace today’s “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For securities available for sale, allowances will be recorded rather than reducing the carrying amount as is done under the current other-than-temporary impairment model. This ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. This amended guidance is effective for us on January 1, 2020. We began evaluating this ASU in 2016 and have formed a committee that includes personnel from various areas of the Bank that meets regularly to discuss the implementation of the ASU. We have completed historical data validation and are currently in the process of reviewing credit loss estimation methodologies and performing test calculations. We have not yet determined what the impact will be on our consolidated operating results or financial condition, which will be impacted by several variables, including the economic environment and forecast at adoption. Though, by the nature of the implementation of an expected loss model compared to an incurred loss approach, we would anticipate our AFLL to increase under this ASU. The Bank expects to begin full parallel runs mid-2019, with a goal of providing an estimated impact range in our 2019 second quarter Form 10-Q.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815), Targeted Improvements to Accounting for Hedging Activities”.  This new ASU amends the hedge accounting model in Topic 815 to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results. The amendments expand an entity’s ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness.  This amended guidance was effective for us on January 1, 2019, and did not have a material impact on our consolidated operating results or financial condition.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”.  This new ASU amends disclosure requirements in Topic 820 to eliminate, add and modify certain disclosure requirements for fair value measurements as part of its disclosure framework project. The amended guidance eliminates the requirements to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the entity’s policy for the timing of transfers between levels of the fair value hierarchy and the entity’s valuation processes for Level 3 fair value measurements. The amended guidance adds the requirements to disclose the changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and for recurring and nonrecurring Level 3 fair value measurements, the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated, with certain exceptions.  This amended guidance is effective for us on January 1, 2020, and is not expected to have a material impact on our consolidated operating results or financial condition.